Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Jul. 01, 2016
Registrant Name	BAILLIE GIFFORD FUNDS
Central Index Key	0001120543
Amendment Flag	false
Document Creation Date	Jul. 01, 2016
Document Effective Date	Jul. 01, 2016
Prospectus Date	Apr. 29, 2016
Baillie Gifford International Equity Fund | Class 1
Prospectus:
Trading Symbol	BGIOX
Baillie Gifford International Equity Fund | Class 2
Prospectus:
Trading Symbol	BGITX
Baillie Gifford International Equity Fund | Class 3
Prospectus:
Trading Symbol	BGIFX
Baillie Gifford International Equity Fund | Class 4
Prospectus:
Trading Symbol	BGIUX
Baillie Gifford International Equity Fund | Class 5
Prospectus:
Trading Symbol	BGIVX
Baillie Gifford EAFE Fund | Class 1
Prospectus:
Trading Symbol	BGEOX
Baillie Gifford EAFE Fund | Class 2
Prospectus:
Trading Symbol	BGETX
Baillie Gifford EAFE Fund | Class 3
Prospectus:
Trading Symbol	BGEUX
Baillie Gifford EAFE Fund | Class 4
Prospectus:
Trading Symbol	BGEFX
Baillie Gifford EAFE Fund | Class 5
Prospectus:
Trading Symbol	BGEVX
Baillie Gifford EAFE Choice Fund | Class 1
Prospectus:
Trading Symbol	BGCOX
Baillie Gifford EAFE Choice Fund | Class 2
Prospectus:
Trading Symbol	BGCWX
Baillie Gifford EAFE Choice Fund | Class 3
Prospectus:
Trading Symbol	BGCJX
Baillie Gifford EAFE Choice Fund | Class 4
Prospectus:
Trading Symbol	BGCLX
Baillie Gifford EAFE Choice Fund | Class 5
Prospectus:
Trading Symbol	BGCVX
Baillie Gifford EAFE Pure Fund | Class 1
Prospectus:
Trading Symbol	BGPOX
Baillie Gifford EAFE Pure Fund | Class 2
Prospectus:
Trading Symbol	BGPTX
Baillie Gifford EAFE Pure Fund | Class 3
Prospectus:
Trading Symbol	BGPFX
Baillie Gifford EAFE Pure Fund | Class 4
Prospectus:
Trading Symbol	BGPWX
Baillie Gifford EAFE Pure Fund | Class 5
Prospectus:
Trading Symbol	BGPVX
Baillie Gifford Emerging Markets Fund | Class 2
Prospectus:
Trading Symbol	BGEHX
Baillie Gifford Emerging Markets Fund | Class 5
Prospectus:
Trading Symbol	BGEDX
Baillie Gifford Emerging Markets Fund | Class 1
Prospectus:
Trading Symbol	BGEMX
Baillie Gifford Emerging Markets Fund | Class 3
Prospectus:
Trading Symbol	BGELX
Baillie Gifford Emerging Markets Fund | Class 4
Prospectus:
Trading Symbol	BGEPX
Baillie Gifford The Long Term Global Growth Equity Fund | Class 1
Prospectus:
Trading Symbol	BGLNX
Baillie Gifford The Long Term Global Growth Equity Fund | Class 2
Prospectus:
Trading Symbol	BGLTX
Baillie Gifford The Long Term Global Growth Equity Fund | Class 3
Prospectus:
Trading Symbol	BGLOX
Baillie Gifford The Long Term Global Growth Equity Fund | Class 4
Prospectus:
Trading Symbol	BGLFX
Baillie Gifford The Long Term Global Growth Equity Fund | Class 5
Prospectus:
Trading Symbol	BGADX